INCOME TAXES (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 30, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of components of earnings (loss) before provision (benefit) for income taxes [Abstract]
Domestic			$ (37,675,000)	$ (86,538,000)	$ 23,927,000
Foreign			1,455,000	2,714,000	8,767,000
Income (loss) before provision for income taxes	(24,258,000)	(23,770,000)	(36,220,000)	(83,824,000)	32,694,000
Federal [Abstract]
Current			0	(6,617,000)	83,000
Deferred			835,000	6,640,000	1,331,000
Total federal income taxes			835,000	23,000	1,414,000
State [Abstract]
Current			2,461,000	654,000	1,526,000
Deferred			(146,000)	(847,000)	(350,000)
Total state income taxes			2,315,000	(193,000)	1,176,000
Foreign [Abstract]
Current			(653,000)	353,000	1,815,000
Deferred			338,000	500,000	622,000
Total foreign income taxes			(315,000)	853,000	2,437,000
Total	3,849,000	1,872,000	2,835,000	683,000	5,027,000
Effective income tax rate (in hundredths)	16.70%		7.80%	0.80%	15.40%
Estimated effective income tax rate including discrete items	15.90%
Tax expense	3,800,000
Reconciliation of federal statutory income tax rate to the effective tax rate [Abstract]
Income tax provision (benefit) at the federal statutory rate			(12,677,000)	(29,338,000)	11,443,000
Net change from statutory rate [Abstract]
Valuation allowance			16,073,000	38,939,000	(28,692,000)
Federal impact of cancellation of debt income			0	0	17,667,000
State impact of cancellation of debt income			0	0	2,646,000
Federal net operating loss adjustment			0	0	2,581,000
State income tax benefit, net of federal income tax benefit and goodwill impairment in 2009			(919,000)	(1,936,000)	(766,000)
Taxes at non U.S. statutory rate			194,000	76,000	(153,000)
Additional provisions/reversals of uncertain tax positions			(92,000)	(6,287,000)	342,000
Canadian rate differential			(171,000)	(254,000)	(592,000)
Other, net			427,000	(517,000)	551,000
Total	3,849,000	1,872,000	2,835,000	683,000	5,027,000
Deferred tax assets:
Accounts receivable			1,291,000	1,397,000
Insurance reserves			1,876,000	1,832,000
Warranty reserves			11,937,000	11,668,000
Pension accrual			6,628,000	6,413,000
Deferred compensation			2,028,000	683,000
Inventories			3,474,000	3,100,000
Federal, net operating loss carry-forwards			80,268,000	76,789,000
State net operating loss carry-forwards			11,875,000	11,380,000
Interest			4,573,000	4,636,000
Other assets, net			5,780,000	5,172,000
Valuation allowance			(66,279,000)	(49,780,000)
Total deferred tax assets			63,451,000	73,290,000
Deferred tax liabilities:
Deferred Tax Liabilities, Prepaid Pension Costs			(514,000)	0
Property and equipment, net			(14,260,000)	(17,517,000)
Intangible assets, net			(32,276,000)	(39,912,000)
Deferred financing			(16,709,000)	(14,995,000)
Other liabilities, net			(1,588,000)	(1,935,000)
Total deferred tax liabilities			(65,347,000)	(74,359,000)
Net deferred tax liability			$ (1,896,000)	$ (1,069,000)